Federated Hermes MDT Mid Cap Growth Fund
Portfolio of Investments
July 31, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—97.6%
		Communication Services—4.8%
235,777	[1]	Live Nation Entertainment, Inc.	$ 22,679,390
346,893	[1]	Pinterest, Inc.	11,083,231
61,983	[1]	Spotify Technology SA	21,318,433
146,096	[1]	Trade Desk, Inc./The	13,131,108
150,435	[1]	ZoomInfo Technologies, Inc.	1,708,942
		TOTAL	69,921,104
		Consumer Discretionary—15.7%
3,041	[1]	AutoZone, Inc.	9,529,551
17,698	[1]	Burlington Stores, Inc.	4,607,143
58,861	[1]	Carvana Co.	7,842,051
191,584	[1]	Cava Group, Inc.	16,135,205
247,215	[1]	Coupang LLC	5,129,711
29,149		Dick’s Sporting Goods, Inc.	6,306,386
29,821		Domino’s Pizza, Inc.	12,784,263
171,282	[1]	DoorDash, Inc.	18,964,343
175,630	[1]	DraftKings, Inc.	6,489,529
105,400		eBay, Inc.	5,861,294
111,901	[1]	Expedia Group, Inc.	14,286,401
11,991		Hilton Worldwide Holdings, Inc.	2,574,108
9,972		Murphy USA, Inc.	5,035,062
176,316		Nordstrom, Inc.	4,025,294
99,709		Ross Stores, Inc.	14,281,320
102,047	[1]	Royal Caribbean Cruises, Ltd.	15,992,806
143,536	[1]	SharkNinja, Inc.	11,030,742
64,616		Tapestry, Inc.	2,590,455
86,194		Texas Roadhouse, Inc.	15,050,334
10,810	[1]	Ulta Beauty, Inc.	3,944,461
92,991		Wingstop, Inc.	34,767,475
159,538		Wynn Resorts Ltd.	13,212,937
		TOTAL	230,440,871
		Consumer Staples—1.9%
319,831		Albertsons Cos., Inc.	6,342,248
66,260		Church & Dwight Co., Inc.	6,494,142
20,541		Clorox Co.	2,709,974
372,887	[1]	Maplebear, Inc.	12,860,873
		TOTAL	28,407,237
		Energy—3.2%
84,792		APA Corp.	2,644,663
153,221		Cheniere Energy, Inc.	27,984,283
39,645		Devon Energy Corp.	1,864,504
97,280		Ovintiv, Inc.	4,517,683
69,402		Targa Resources, Inc.	9,388,703
		TOTAL	46,399,836
		Financials—13.5%
137,053		Ameriprise Financial, Inc.	58,942,384
34,381		Apollo Global Management, Inc.	4,308,283
156,969	[1]	Arch Capital Group Ltd.	15,034,491

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
130,929	[1]	Block, Inc.	$ 8,101,886
34,200		Brown & Brown	3,400,506
118,492	[1]	Coinbase Global, Inc.	26,584,865
524,485		Equitable Holdings, Inc.	22,872,791
5,836		Kinsale Capital Group, Inc.	2,667,461
14,951		MSCI, Inc., Class A	8,084,903
537,634	[1]	NU Holdings Ltd./Cayman Islands	6,521,500
15,283		RLI Corp.	2,301,467
305,036		Ryan Specialty Group Holdings, Inc.	18,787,167
802,335	[1]	StoneCo Ltd.	10,526,635
336,751	[1]	Toast, Inc.	8,809,406
175,467		Western Union Co.	2,086,303
		TOTAL	199,030,048
		Health Care—14.8%
81,302	[1]	Align Technology, Inc.	18,852,308
75,209	[1]	Alnylam Pharmaceuticals, Inc.	17,859,129
79,810		Bruker Corp.	5,467,783
90,747		Cardinal Health, Inc.	9,150,020
116,845		Cencora, Inc.	27,795,089
80,336	[1]	Davita, Inc.	10,975,504
235,411	[1]	Dexcom, Inc.	15,965,574
210,744	[1]	Doximity, Inc.	5,900,832
93,825	[1]	Exelixis, Inc.	2,200,196
21,689	[1]	IDEXX Laboratories, Inc.	10,326,567
137,384	[1]	Illumina, Inc.	16,843,278
99,816	[1]	Incyte Genomics, Inc.	6,495,027
68,616	[1]	Insulet Corp.	13,335,520
21,219	[1]	IQVIA Holdings, Inc.	5,224,754
17,903	[1]	Jazz Pharmaceuticals PLC	1,973,806
11,501	[1]	Medpace Holdings, Inc.	4,399,363
2,482	[1]	Mettler-Toledo International, Inc.	3,775,196
20,479	[1]	Molina Healthcare, Inc.	6,988,868
76,093	[1]	Natera, Inc.	7,791,162
46,136	[1]	Neurocrine Biosciences, Inc.	6,531,474
431,509	[1]	Novocure Ltd.	9,825,460
50,222	[1]	Veeva Systems, Inc.	9,639,109
		TOTAL	217,316,019
		Industrials—17.1%
310,062		Allison Transmission Holdings, Inc.	27,468,393
131,431		Booz Allen Hamilton Holding Corp.	18,835,377
16,577		Broadridge Financial Solutions	3,547,478
7,405		Cintas Corp.	5,656,976
42,578		Emcor Group, Inc.	15,985,484
77,745		Howmet Aerospace, Inc.	7,440,196
14,134		Hubbell, Inc.	5,592,117
12,903		Old Dominion Freight Lines, Inc.	2,711,953
123,225		Otis Worldwide Corp.	11,644,762
44,621		Paychex, Inc.	5,712,380
245,300		Paycom Software, Inc.	40,913,587
73,423		Rockwell Automation, Inc.	20,459,319
19,880		Trane Technologies PLC	6,645,486
15,575	[1]	TransDigm, Inc.	20,157,476

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
61,666	[1]	Trex Co., Inc.	$ 5,157,128
6,631		United Rentals North America, Inc.	5,020,330
51,130		Veralto Corp.	5,448,413
95,036		Verisk Analytics, Inc.	24,875,673
159,793		Vertiv Holdings Co.	12,575,709
5,707		W.W. Grainger, Inc.	5,574,655
		TOTAL	251,422,892
		Information Technology—23.1%
98,308		Amphenol Corp., Class A	6,317,272
324,855	[1]	AppLovin Corp.	25,046,320
85,373	[1]	Crowdstrike Holdings, Inc.	19,803,121
217,899	[1]	Datadog, Inc.	25,372,160
178,966	[1]	DocuSign, Inc.	9,929,034
73,108	[1]	Dynatrace Holdings LLC	3,210,903
61,146	[1]	Enphase Energy, Inc.	7,038,516
187,713	[1]	Gitlab, Inc.	9,616,537
331,205	[1]	GoDaddy, Inc.	48,173,767
264,809		HP, Inc.	9,556,957
27,147	[1]	HubSpot, Inc.	13,492,873
121,022	[1]	Informatica, Inc.	2,897,267
22,256		Jabil, Inc.	2,507,584
4,621		Monolithic Power Systems	3,988,339
69,011		NetApp, Inc.	8,763,017
397,972	[1]	Nutanix, Inc.	20,101,566
116,344	[1]	Okta, Inc.	10,929,355
814,012	[1]	Palantir Technologies, Inc.	21,888,783
139,940		Pegasystems, Inc.	9,756,617
276,508	[1]	Procore Technologies, Inc.	19,640,363
404,843	[1]	Pure Storage, Inc.	24,262,241
52,244	[1]	RingCentral, Inc.	1,831,152
562,255	[1]	UiPath, Inc.	6,842,643
209,202		Vontier Corp.	8,206,994
68,273	[1]	Zoom Video Communications, Inc.	4,123,689
87,302	[1]	Zscaler, Inc.	15,657,614
		TOTAL	338,954,684
		Materials—2.0%
444,958	[1]	Axalta Coating Systems Ltd.	15,862,753
86,039		PPG Industries, Inc.	10,925,232
26,175		RPM International, Inc.	3,179,216
		TOTAL	29,967,201
		Real Estate—0.4%
40,078		Equity Lifestyle Properties, Inc.	2,752,557
31,705		Iron Mountain, Inc.	3,251,665
		TOTAL	6,004,222
		Utilities—1.1%
205,739		Vistra Corp.	16,298,644
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,267,550,366)	1,434,162,758

Shares		Value
	INVESTMENT COMPANY—1.9%
28,257,858	Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[2] (IDENTIFIED COST $28,257,858)	28,257,858
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $1,295,808,224)	1,462,420,616
	OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	6,839,961
	TOTAL NET ASSETS—100%	$1,469,260,577
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2023	$3,389,503	$13,173,430	$16,562,933
Purchases at Cost	$195,279,818	$248,011,262	$443,291,080
Proceeds from Sales	$(170,411,463)	$(261,177,037)	$(431,588,500)
Change in Unrealized Appreciation/Depreciation	$—	$(1,263)	$(1,263)
Net Realized Gain/(Loss)	$—	$(6,392)	$(6,392)
Value as of 7/31/2024	$28,257,858	$—	$28,257,858
Shares Held as of 7/31/2024	28,257,858	—	28,257,858
Dividend Income	$467,470	$679,489	$1,146,959

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.